Intangible Assets and Goodwill	6 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets and Goodwill
Intangible Assets and Goodwill

The summary of intangible assets and goodwill is a follows (amounts in thousands):

		December 31, 2016			June 30, 2016
Description (amounts in thousands)	Amortization Period	Amount	Accumulated Amortization	Carrying Value	Amount	Accumulated Amortization	Carrying Value
Wetpaint technology	60 months	$4,952	$(3,458)	$1,494	$4,952	$(3,276)	$1,676
Wetpaint trademarks	276 months	1,453	(438)	1,015	1,453	(415)	1,038
Wetpaint customer relationships	60 months	917	(837)	80	917	(827)	90
Choose Digital licenses	60 months	829	(589)	240	829	(559)	270
Choose Digital software	60 months	627	(257)	370	627	(212)	415
DraftDay tradename	84 months	180	(61)	119	180	(38)	142
Draftday non-compete agreements	6 months	30	(30)	—	30	(30)	—
DraftDay internally generated capitalized software	60 months	1,498	(485)	1,013	1,498	(303)	1,195
DraftDay customer relationships	24 months	556	(556)	—	556	(351)	205
Rant trademarks	120 months	2,700	(124)	2,576	—	—	—
Rant content	24 months	650	(149)	501	—	—	—
Rant technology	60 months	1,500	(138)	1,362	—	—	—
Rant advertising relationships	24 months	650	(149)	501	—	—	—
Other	various	326	(24)	302	326	(18)	308
Total		$16,868	$(7,295)	$9,573	$11,368	$(6,029)	$5,339

See Note 3, Summary of Significant Accounting Policies, for a discussion of the write-downs recorded with respect to intangible assets related to the Wetpaint and Choose Digital businesses in the quarter ended December 31, 2015 and to the DraftDay business in the quarter ended June 30, 2016. The changes in the gross amounts and useful lives of intangibles related to the Wetpaint, Choose Digital and DraftDay businesses, and to internally generated capitalized software, are a result of these write-downs during the three months ended December 31, 2015 and June, 30, 2016, as well as the abandonment of certain technology as of January 1, 2016, and internal development costs. See Note 6, Acquisitions, for a detailed description of DraftDay and Rant assets and liabilities purchased and their fair values on the date of the acquisition.

Amortization of intangible assets included in selling, general and administrative expenses for the six months ended December 31, 2016 and 2015 amounted to approximately $1,266,000 and $2,123,000, respectively.

Future annual amortization expense expected is as follows amounts in thousands):

Years ending June 30,
2017	$2,370
2018	$3,026
2019	$1,730
2020	$1,367
2021	$1,036

Goodwill consists of the following:

Description	Amount
Balance at July 1, 2016	$11,270
Rant preliminary purchase price allocation	7,589
Balance at December 31, 2016	$18,859